Intangibles Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Intangible assets, net of amortization	$ 109,733	$ 130,568
Trademarks and Trade Names [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life in Years	5 years 6 months
Gross intangible assets	$ 67,183	66,311
Accumulated amortization	(29,004)	(21,504)
Intangible assets, net of amortization	$ 38,179	44,807
Developed Technology Rights [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life in Years	4 years 2 months 12 days
Gross intangible assets	$ 79,796	71,327
Accumulated amortization	(49,968)	(36,838)
Intangible assets, net of amortization	29,828	34,489
Non-compete Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Gross intangible assets	1,402	1,467
Accumulated amortization	$ (1,402)	(1,242)
Intangible assets, net of amortization		225
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life in Years	6 years 1 month 6 days
Gross intangible assets	$ 97,420	95,693
Accumulated amortization	(55,694)	(44,646)
Intangible assets, net of amortization	$ 41,726	$ 51,047